Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Schedule of estimated useful lives of the assets
Useful Lives
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years